Taxation - Additional Information (Detail) - HKD ($) $ in Millions	3 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended			16 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2018	Jul. 01, 2019
Income Tax Examination [Line Items]
Cultural Development Fee rate on advertising services revenue				3.00%
Percent of tax rate reduction on cultural development fee								50.00%
Income tax rate				25.00%	25.00%	25.00%
High And New Technology Enterprises [Member]
Income Tax Examination [Line Items]
Expiration period for tax losses					5 years
High And New Technology Enterprises [Member] | New tax legislation [Member]
Income Tax Examination [Line Items]
Expiration period for tax losses					10 years
Product [Member]
Income Tax Examination [Line Items]
VAT rate		13.00%	16.00%				17.00%
Service [Member]
Income Tax Examination [Line Items]
VAT rate				6.00%
Hong Kong [Member]
Income Tax Examination [Line Items]
Income tax rate	16.50%
Tax rate below threshold				8.25%
Threshold limit				$ 2
Tax rate above threshold				16.50%
China [Member]
Income Tax Examination [Line Items]
Income tax rate				25.00%
Withholding tax rate				10.00%
Beneficial withholding tax rate				5.00%
China [Member] | High And New Technology Enterprises [Member]
Income Tax Examination [Line Items]
Preferential tax rate				15.00%
China [Member] | High And New Technology Enterprises [Member] | Youdao Information [Member]
Income Tax Examination [Line Items]
Preferential tax rate				15.00%